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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2001
                                                -----------------

Check here if Amendment [ ]; Amendment Number: ____

  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             St. Denis J. Villere & Co.
                  -----------------------------------------------
Address:          210 Baronne Street Suite 808
                  -----------------------------------------------
                  New Orleans, LA 70112
                  -----------------------------------------------

13F File Number:  28-774
                     ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                George V. Young
                  -----------------------------------------------
Title:               Partner
                  -----------------------------------------------
Phone:               (504) 525-0808
                  -----------------------------------------------

Signature, Place, and Date of Signing:

     /s/ GEORGE V. YOUNG                  New Orleans, LA              8/6/01
--------------------------------     ----------------------------    ----------
          [Signature]                       [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

        13F File Number          Name

        28-__________________    ______________________________________________

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                         -------------

Form 13F Information Table Entry Total:          120
                                         -------------

Form 13F Information Table Value Total:     $804,658
                                         -------------
                                          (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        No.             13F File Number         Name

        ____            28-____________         ________________________________

                           FORM 13F INFORMATION TABLE


        COLUMN 1              COLUMN 2       COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------   --------------    --------    --------  ------------------  ----------  --------  --------------------
                                                          VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER        TITLE OF CLASS     CUSIP      (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------   --------------    --------    --------  -------  ---  ----  ----------  --------  --------------------
OFFSHORE LOGISTICS INC     SUB NT CONV 6%03  676255 AF 9   3,078   3,125,000 PRN        OTHER                     3,125,000
FRIEDE GOLDMAN HALTER INC  SR SB NTCV4.5%04  358430 AA 4      31     200,000 PRN        OTHER                       200,000

SCP POOL CORP              COM               784028 10 2  99,718   2,895,418 Sh         OTHER                     2,895,418
LUMINEX CORP DEL           COM               55027E 10 2  77,463   3,875,116 Sh         OTHER                     3,875,116
OPTIMAL ROBOTICS CORP      CL A NEW          68388R 20 8  51,924   1,366,429 Sh         OTHER                     1,366,429
HENRY JACK & ASSOC INC     COM               426281 10 1  51,170   1,650,650 Sh         OTHER                     1,650,650
O CHARLEYS INC             COM               670823 10 3  40,937   2,112,325 Sh         OTHER                     2,112,325
STEWART ENTERPRISES INC    CL A              860370 10 5  35,275   4,832,148 Sh         OTHER                     4,832,148
STONE ENERGY CORP          COM               861642 10 6  31,635     714,115 Sh         OTHER                       714,115
LEGGETT & PLATT INC        COM               524660 10 7  29,851   1,355,026 Sh         OTHER                     1,355,026
KANSAS CITY SOUTHN
  INDS INC                 COM NEW           485170 30 2  26,374   1,669,220 Sh         OTHER                     1,669,220
WELLS FARGO & CO NEW       COM               949746 10 1  22,760     490,190 Sh         OTHER                       490,190
BLOCK H&R INC              COM               093671 10 5  22,552     349,376 Sh         OTHER                       349,376
EXXON MOBIL CORP           COM               30231G 10 2  21,656     247,927 Sh         OTHER                       247,927
GENERAL ELEC CO            COM               369604 10 3  18,165     372,608 Sh         OTHER                       372,608
INSITUFORM TECHNOLOGIES
  INC                      CL A              457667 10 3  16,190     443,550 Sh         OTHER                       443,550
HANCOCK HLDG CO            COM               410120 10 9  15,952     371,419 Sh         OTHER                       371,419
GULF ISLAND FABRICATION
  INC                      COM               402307 10 2  14,891   1,034,100 Sh         OTHER                     1,034,100
3-D SYS CORP DEL           COM NEW           88554D 20 5  14,108     829,880 Sh         OTHER                       829,880
BANK ONE CORP              COM               06423A 10 3  14,106     394,010 Sh         OTHER                       394,010
TIDEWATER INC              COM               886423 10 2  12,462     330,550 Sh         OTHER                       330,550
SOLECTRON CORP             COM               834182 10 7  10,554     576,700 Sh         OTHER                       576,700
RIVIANA FOODS INC          COM               769536 10 3   9,734     536,322 Sh         OTHER                       536,322
CERNER CORP                COM               156782 10 4   9,454     225,091 Sh         OTHER                       225,091
BRISTOL MYERS SQUIBB CO    COM               110122 10 8   8,615     164,716 Sh         OTHER                       164,716
ADELPHIA COMMUNICATIONS
  CORP                     CL A              006848 10 5   7,955     194,020 Sh         OTHER                       194,020
OFFSHORE LOGISTICS INC     COM               676255 10 2   7,764     408,650 Sh         OTHER                       408,650
UNION PLANTERS CORP        COM               908068 10 9   7,619     174,748 Sh         OTHER                       174,748
AMERICAN ITALIAN
  PASTA CO                 CL A              027070 10 1   6,914     149,000 Sh         OTHER                       149,000
STILWELL FINL INC          COM               860831 10 6   6,887     205,200 Sh         OTHER                       205,200
FED NATL MTG ASSN          COM               313586 10 9   6,572      77,179 Sh         OTHER                        77,179
WHITNEY HLDG CORP          COM               966612 10 3   4,956     105,662 Sh         OTHER                       105,662
COCA COLA CO               COM               191216 10 0   4,929     109,533 Sh         OTHER                       109,533
BANK OF AMERICA CORP-
  ORATION                  COM               060505 10 4   4,799      79,941 Sh         OTHER                        79,941
MERCK & CO INC             COM               589331 10 7   4,129      64,602 Sh         OTHER                        64,602
PEGASUS SOLUTIONS INC      COM               705906 10 5   3,300     285,725 Sh         OTHER                       285,725
US BANCORP DEL             COM NEW           902973 30 4   3,292     144,447 Sh         OTHER                       144,447
HOME DEPOT INC             COM               437076 10 2   3,273      70,322 Sh         OTHER                        70,322
ST PAUL COS INC            COM               792860 10 8   3,231      63,750 Sh         OTHER                        63,750
BP PLC                     SPONSORED ADR     055622 10 4   3,079      61,767 Sh         OTHER                        61,767
AMSOUTH BANCORPORATION     COM               032165 10 2   3,037     164,247 Sh         OTHER                       164,247
CHEVRON CORPORATION        COM               166751 10 7   2,964      32,756 Sh         OTHER                        32,756
VIACOM INC                 CL B              925524 30 8   2,761      53,354 Sh         OTHER                        53,354
ROYAL DUTCH PETE CO        N Y REG GLD1.25   780257 80 4   2,532      43,445 Sh         OTHER                        43,445
QUINTILES TRANSNATIONAL
  CORP                     COM               748767 10 0   2,502      99,091 Sh         OTHER                        99,091
PEOPLES FINL CORP MISS     COM               71103B 10 2   2,360     171,000 Sh         OTHER                       171,000
SCHLUMBERGER LTD           COM               806857 10 8   2,234      42,438 Sh         OTHER                        42,438
LAYNE CHRISTENSEN CO       COM               521050 10 4   2,145     252,400 Sh         OTHER                       252,400
SCOTTS CO                  CL A              810186 10 6   2,023      48,800 Sh         OTHER                        48,800
KEYCORP NEW                COM               493267 10 8   1,636      62,800 Sh         OTHER                        62,800
COLGATE PALMOLIVE CO       COM               194162 10 3   1,633      27,685 Sh         OTHER                        27,685
MCDONALDS CORP             COM               580135 10 1   1,480      54,696 Sh         OTHER                        54,696
REMINGTON OIL & GAS CORP   COM               759594 30 2   1,313      69,100 Sh         OTHER                        69,100
ROWAN COS INC              COM               779382 10 0   1,271      57,500 Sh         OTHER                        57,500
CISCO SYS INC              COM               17275R 10 2   1,266      69,576 Sh         OTHER                        69,576
WALGREEN CO                COM               931422 10 9   1,206      35,000 Sh         OTHER                        35,000
JOHNSON & JOHNSON          COM               478160 10 4   1,196      23,928 Sh         OTHER                        23,928
HIBERNIA CORP              CL A              428656 10 2   1,149      64,542 Sh         OTHER                        64,542
LAMAR CAPITAL CORP         COM               51282P 10 6   1,148     105,400 Sh         OTHER                       105,400
DISNEY WALT CO             COM DISNEY        254687 10 6   1,144      39,600 Sh         OTHER                        39,600
PFIZER INC                 COM               717081 10 3   1,132      28,268 Sh         OTHER                        28,268
BIO-RAD LABS INC           CL A              090572 20 7   1,096      22,000 Sh         OTHER                        22,000
BELLSOUTH CORP             COM               079860 10 2   1,034      25,666 Sh         OTHER                        25,666
PHILIP MORRIS COS INC      COM               718154 10 7     995      19,597 Sh         OTHER                        19,597
AOL TIME WARNER INC        COM               00184A 10 5     985      18,580 Sh         OTHER                        18,580
PANAMERICAN BEVERAGES INC  CL A              P74823 10 8     942      46,400 Sh         OTHER                        46,400
PEPSICO INC                COM               713448 10 8     911      20,615 Sh         OTHER                        20,615
MCMORAN EXPLORATION CO     COM               582411 10 4     849      56,600 Sh         OTHER                        56,600
MORGAN STANLEY DEAN
  WITTER & CO              COM NEW           617446 44 8     825      12,838 Sh         OTHER                        12,838
LINCARE HLDGS INC          COM               532791 10 0     814      27,130 Sh         OTHER                        27,130
VITECH AMER INC            COM               928489 10 3     748   1,740,426 Sh         OTHER                     1,740,426
INTERNATIONAL BUSINESS
  MACHS                    COM               459200 10 1     716       6,335 Sh         OTHER                         6,335
SONIC INNOVATIONS INC      COM               83545M 10 9     710     110,000 Sh         OTHER                       110,000
ALLSTATE CORP              COM               020002 10 1     702      15,964 Sh         OTHER                        15,964
WAL MART STORES INC        COM               931142 10 3     695      14,240 Sh         OTHER                        14,240
MARINE DRILLING COS INC    COM PAR $0.01     568240 20 4     688      36,000 Sh         OTHER                        36,000
AMERICAN GENERAL CORP      COM               026351 10 6     687      14,800 Sh         OTHER                        14,800
MARSH & MCLENNAN COS INC   COM               571748 10 2     667       6,600 Sh         OTHER                         6,600
AMERICAN EXPRESS CO        COM               025816 10 9     640      16,500 Sh         OTHER                        16,500
VERIZON COMMUNICATIONS     COM               92343V 10 4     613      11,450 Sh         OTHER                        11,450
DUPONT EI DE NEMOURS & CO  COM               263534 10 9     607      12,580 Sh         OTHER                        12,580
UNILEVER N V               N Y SHS NEW       904784 70 9     591       9,916 Sh         OTHER                         9,916
CITIGROUP INC              COM               172967 10 1     570      10,793 Sh         OTHER                        10,793
AMERICAN HOME PRODS CORP   COM               026609 10 7     558       9,558 Sh         OTHER                         9,558
INTEL CORP                 COM               458140 10 0     530      18,108 Sh         OTHER                        18,108
NEWPARK RES INC.           COM PAR $0.01NEW  651718 50 4     529      47,700 Sh         OTHER                        47,700
GARMIN LTD                 ORD               G37260 10 9     514      22,500 Sh         OTHER                        22,500
ANADARKO PETE CORP         COM               032511 10 7     459       8,504 Sh         OTHER                         8,504
STERLING BANCSHARES INC    COM               858907 10 8     449      23,400 Sh         OTHER                        23,400
BAXTER INTL INC            COM               071813 10 9     431       8,800 Sh         OTHER                         8,800
WACHOVIA CORP              COM               929771 10 3     425       5,980 Sh         OTHER                         5,980
INPUT/OUTPUT INC           COM               457652 10 5     413      32,500 Sh         OTHER                        32,500
GRAINGER WW INC            COM               384802 10 4     412      10,000 Sh         OTHER                        10,000
WORLDCOM INC GA NEW        MCI GROUP COM     98157D 30 4     399      28,065 Sh         OTHER                        28,065
DEVELOPERS DIVERSIFIED
  RLTY CO                  COM               251591 10 3     390      21,200 Sh         OTHER                        21,200
SEARS ROEBUCK & CO         COM               812387 10 8     388       9,174 Sh         OTHER                         9,174
ABBOTT LABS                COM               002824 10 0     384       8,000 Sh         OTHER                         8,000
REGIONS FINL CORP          COM               758940 10 0     379      11,832 Sh         OTHER                        11,832
SOUTH ALA BANCORPORATION   COM               836234 10 4     359      31,737 Sh         OTHER                        31,737
MICROSOFT CORP             COM               594918 10 4     350       4,800 Sh         OTHER                         4,800
BURLINGTON RES INC         COM               122014 10 3     350       8,769 Sh         OTHER                         8,769
VELCRO INDS NV             COM               922571 10 4     339      31,470 Sh         OTHER                        31,470
MAY DEPT STORES CO         COM               577778 10 3     313       9,132 Sh         OTHER                         9,132
PROCTER & GAMBLE CO        COM               742718 10 9     313       4,900 Sh         OTHER                         4,900
PNC FINL SVCS GROUP INC    COM               693475 10 5     303       4,602 Sh         OTHER                         4,602
RALSTON PURINA CO          COM               751277 30 2     300      10,000 Sh         OTHER                        10,000
UNION PAC CORP             COM               907818 10 8     299       5,439 Sh         OTHER                         5,439
DELL COMPUTER CORP         COM               247025 10 9     288      11,000 Sh         OTHER                        11,000
SCHERING PLOUGH CORP       COM               806605 10 1     279       7,700 Sh         OTHER                         7,700
FIRST DATA CORP            COM               319963 10 4     276       4,288 Sh         OTHER                         4,288
VINTAGE PETE INC           COM               927460 10 5     262      14,000 Sh         OTHER                        14,000
BROADWING INC              COM               111620 10 0     254      10,400 Sh         OTHER                        10,400
MINNESOTA MNG & MFG CO     COM               604059 10 5     228       2,000 Sh         OTHER                         2,000
SNB BANCSHARES INC         COM               784605 10 7     218      15,000 Sh         OTHER                        15,000
TRI CONTL CORP             COM               895436 10 3     212       9,736 Sh         OTHER                         9,736
WAYPOINT FINL CORP         COM               946756 10 3     163      13,000 Sh         OTHER                        13,000
ANGLO AMERN PLC            ADR               03485P 10 2     163      10,897 Sh         OTHER                        10,897
MCLEODUSA INC              CL A              582266 10 2      82      17,788 Sh         OTHER                        17,788
ALLIED RISER COMMUN-
ICATIONS CP                COM               019496 10 8      58     109,500 Sh         OTHER                       109,500
RENTECH INC                COM               760112 10 2      18      15,000 Sh         OTHER                        15,000

                                                         804,658  36,773,567